Derivative Instruments and Collections on Behalf of Third Parties (Details) - Schedule of Maturities of Hedge Instruments	Dec. 31, 2023 USD ($)
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments	$ 5,488
Less than 1 month [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments	2,621
From 1 to 3 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments	2,867
From 3 to 6 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments
From 6 to 12 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments
More than 12 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments